Offsets	Oct. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Butterfly Network, Inc.
Form or Filing Type	S-3
File Number	333-273811
Initial Filing Date	Aug. 08, 2023
Fee Offset Claimed	$ 13,050.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 213,060,000.00
Termination / Withdrawal Statement	The registrant's registration statement on Form S-3 (File No. 333-273811), which was filed with the Securities and Exchange Commission on August 8, 2023, and became effective on August 22, 2023 (the "Prior Registration Statement") registered the offer and sale of up to $300,000,000.00 of securities, of which $213,060,000 remain unsold (the "Total Unsold Securities"). The registrant paid a registration fee of $33,060.00 in connection with the Prior Registration Statement. The Prior Registration Statement and the offering of the Total Unsold Securities thereunder have been terminated. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $13,050.00 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the current registration fee that is payable in connection with the registration of securities on this registration statement, and as a result of the offset, the registrant will have $10,429.21 remaining in unused filing fees available to be applied to future filings of the registrant. All offerings under the Prior Registration Statement have terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Butterfly Network, Inc.
Form or Filing Type	S-3
File Number	333-273811
Filing Date	Aug. 08, 2023
Fee Paid with Fee Offset Source	$ 33,060.00